Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Capital and reserves
Summary of issued share capital

		2021		2020
	Note	No. of shares	$	No. of shares	$
Authorized ordinary shares of $0.0001 each	(ii)	500,000,000	50,000	—	—
Ordinary shares of $0.0001 each/ ordinary shares, issued and fully paid:
At the beginning of the year		14,543,817	15,349,833	12,891,569	7,800,575
Reclassification to share premium arising from the restructuring	(ii)	—	(15,348,379)	—	—
Shares issued	(iii)	388,216	39	1,652,248	7,549,258
At the end of the year	(v)	14,932,033	1,493	14,543,817	15,349,833
Series A preference shares, issued and fully paid:
At the beginning of the year		4,154,726	2,296,598	4,154,726	2,296,598
Reclassification to preference shares liabilities	(iii)	(4,154,726)	(2,296,598)	—	—
At the end of the year		—	—	4,154,726	2,296,598
Series B preference shares, issued and fully paid:
At the beginning of the year		5,338,405	5,554,173	5,338,405	5,554,173
Reclassification to preference shares liabilities	(iii)	(5,338,405)	(5,554,173)	—	—
At the end of the year		—	—	5,338,405	5,554,173
Series C preference shares, issued and fully paid:
At the beginning of the year		10,532,116	30,040,000	10,532,116	30,040,000
Reclassification to preference shares liabilities	(iii)	(10,532,116)	(30,040,000)	—	—
At the end of the year		—	—	10,532,116	30,040,000
Total share capital			1,493		53,240,604